Off-balance sheet commitments (Tables)	6 Months Ended
Jun. 30, 2024
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Schedule of Off-balance Sheet Commitments

As of June 30, 2024	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	$ in thousands
License and collaboration agreements	12,780	1,400	2,800	2,800	5,780
Clinical & Research and Development agreements	69	69	-	-	-
IT licensing agreements	1,665	733	932	-	-
Total commitments	14,514	2,201	3,732	2,800	5,780

As of December 31, 2023	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	0
License and collaboration agreements	13,480	1,400	2,800	2,800	6,480
Clinical & Research and Development agreements	71	71	-	-	-
IT licensing agreements	319	233	86	-	-
Total commitments	13,870	1,704	2,886	2,800	6,480